SHAREHOLDERS' EQUITY - Authorized (Details)	Dec. 31, 2024 Vote $ / shares
Multiple Voting Shares
Class of Stock [Line Items]
Number of votes	50
Multiple voting shares, par value (in dollars per share) | $ / shares	$ 0.001
Equity Shares
Class of Stock [Line Items]
Number of votes	1
Exchangeable Shares
Class of Stock [Line Items]
Number of votes	1
Maximum voting power percentage	49.90%
Exchange ratio for subordinate voting shares	1